SUPPLEMENT DATED NOVEMBER 1, 2019
TO THE SUMMARY PROSPECTUS DATED NOVEMBER 30, 2018
OF
TRIMTABS ALL CAP U.S. FREE-CASH-FLOW ETF (TTAC)
(a series of TrimTabs ETF Trust)

The Summary Prospectus is amended as follows:

The following replaces the information appearing under the heading “Portfolio Managers”:

Janet F. Johnston, CFA, has been the Fund’s portfolio manager since 2017. Ms. Johnston is also a Portfolio Manager of the Adviser.

Please keep this supplement with your Summary Prospectus for future reference.